Segment Information - Operating Financial Information of Two Reportable Segments and Discontinued segments (Parenthetical) (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment losses	$ 2,103,780	$ 0	$ 1,230,727
Home Appliance [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Discontinuation date	Jan. 31, 2012
Impairment losses	0	0	1,230,727
EMS [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Discontinuation date	Dec. 31, 2013
Impairment losses	$ 1,944,571	$ 0	$ 0